Schedule I Financial Statements of Cleco Corporation, Debt (Details) - USD ($)			12 Months Ended
	Jun. 28, 2016	Apr. 13, 2016	Dec. 31, 2016	May 24, 2016	May 17, 2016	Dec. 31, 2015
Predecessor [Member]
Debt [Abstract]
Short-term debt outstanding						$ 0
Long-term Debt and Capital Lease Obligations, Current						19,421,000
Debt Instrument, Fee Amount						9,900,000
Predecessor [Member] | Cleco Holdings [Member]
Debt [Abstract]
Short-term debt outstanding						0
Maximum borrowing capacity						250,000,000
Long-term Line of Credit						34,000,000
Debt Instrument, Fee Amount						$ 336,000
Successor [Member]
Debt [Abstract]
Short-term debt outstanding			$ 0
Long-term Debt and Capital Lease Obligations, Including Current Maturities			2,760,000,000
Long-term Debt and Capital Lease Obligations, Current			19,715,000
Maximum borrowing capacity			400,000,000
2017			17,896,000
2018			19,193,000
2019			20,571,000
2020			11,055,000
2021			300,000,000
Thereafter			2,250,000,000
Debt Instrument, Fee Amount			11,700,000
Successor [Member] | Cleco Holdings [Member]
Debt [Abstract]
Short-term debt outstanding			0
Long-term Debt and Capital Lease Obligations, Including Current Maturities			1,340,000,000
Long-term Debt and Capital Lease Obligations, Current			0
Maximum borrowing capacity		$ 100,000,000	$ 100,000,000
Commitment fees (in hundredths)			0.275%
Long-term Line of Credit			$ 0
2017			0
2018			0
2019			0
2020			0
2021			300,000,000
Thereafter			1,050,000,000
Debt Instrument, Fee Amount			$ 2,261,000
Successor [Member] | Cleco Holdings [Member] | Line of Credit [Member] | LIBOR [Member]
Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate			1.75%
Successor [Member] | Cleco Holdings [Member] | Line of Credit [Member] | ABR [Member]
Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate			0.75%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member]
Debt [Abstract]
Debt Instrument, Face Amount	$ 300,000,000
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member] | LIBOR [Member]
Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	1.625%
Debt Instrument, Interest Rate, Stated Percentage			2.265%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member] | ABR [Member]
Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate	0.625%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member]
Debt [Abstract]
Debt Instrument, Face Amount		$ 1,350,000,000
Debt Instrument, Term		3 years
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member] | LIBOR [Member]
Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member] | ABR [Member]
Debt [Abstract]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Successor [Member] | Cleco Holdings' senior notes, 3.743%, due 2026 [Member] | Cleco Holdings [Member]
Debt [Abstract]
Debt Instrument, Face Amount					$ 535,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.743%
Successor [Member] | Debt Issuance Cost Amortization [Member] | Cleco Holdings [Member]
Debt [Abstract]
Debt Instrument, Fee Amount		$ 17,700,000
Successor [Member] | Cleco Holdings' senior notes, 4.973%, due 2046 [Member] | Cleco Holdings [Member]
Debt [Abstract]
Debt Instrument, Face Amount					$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.973%
Successor [Member] | Cleco Holdings' senior notes, 3.250%, due 2023 [Member] | Cleco Holdings [Member]
Debt [Abstract]
Debt Instrument, Face Amount				$ 165,000,000
Debt Instrument, Interest Rate, Stated Percentage				3.25%